Condensed Consolidated Statements of Comprehensive Loss (Unaudited) (10-Q) (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Consolidated Statements of Comprehensive Loss [Abstract]
Net loss	$ (2,676)	$ (580)	$ (11,484)	$ (10,582)	$ (11,136)	$ (10,875)
Other comprehensive income (loss) - foreign currency translation, net of tax	(89)	279	(901)	(958)	(1,081)	(1,845)
Comprehensive loss, net of tax	(2,765)	(301)	(12,385)	(11,540)	(12,217)	(12,720)
Comprehensive loss attributable to noncontrolling interest, net of tax	648	75	2,074	1,653	2,156	1,707
Total comprehensive loss attributable to RiceBran Technologies shareholders	$ (2,117)	$ (226)	$ (10,311)	$ (9,887)	$ (10,061)	$ (11,013)